Aston Funds

Aston Dynamic Allocation Fund-Class I Shares (the “Fund”)

Supplement dated January 7, 2011 to the Prospectus dated October 31, 2010 for the Aston Funds

(the “Prospectus”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus. Keep it for future reference.

Effective January 1, 2011, Mr. Bryce James, President and Chief Compliance Officer of Smart Portfolios, LLC, is the sole portfolio manager of the Aston Dynamic Allocation Fund.

For more information, please call Aston Funds: 800-992-8151 or visit our Web site at www.astonfunds.com.

SUP DYN I 10

Aston Funds

Aston Dynamic Allocation Fund-Class N Shares (the “Fund”)

Supplement dated January 7, 2011 to the Prospectus dated March 1, 2010 for the

Aston Funds (the “Prospectus”) and the Summary Prospectus dated March 1, 2010 for the Fund

(the “Summary Prospectus”) (together with the Prospectus, the “Prospectuses”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectuses and should be retained and read in conjunction with the Prospectuses. Keep it for future reference.

Effective January 1, 2011, Mr. Bryce James, President and Chief Compliance Officer of Smart Portfolios, LLC, is the sole portfolio manager of the Aston Dynamic Allocation Fund.

For more information, please call Aston Funds: 800-992-8151 or visit our Web site at www.astonfunds.com.

SUP DYN N 10